BROKERAGE ACCOUNT (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
BROKERAGE ACCOUNT (Details Narrative)
Cash transferred from accounts to brokerage account	$ 170,000
Brokerage Account		$ 180,587	$ 0
Net gains on investments		34,022
Investment expense		$ 17,000